Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Interim Statements of Loss and Comprehensive Loss
Sales	$ 41,431	$ 2,062
Cost of sales	43,022	1,809
Gross Profit (Loss) before gain on change in fair value of biological assets	(1,591)	253
Loss on change in fair value of biological assets	(713,135)	(58,429)
Gross Profit (Loss)	(1,591)	(58,176)
Operating expenses
Depreciation and amortization	478	248,743	$ 198,824
Consulting and professional fees	1,212,422	702,016	365,641
Personnel expenses	1,184,734	374,900	100,256
Travel expenses	65,667	50,636	56,851
General and administrative expenses	170,926	229,743	179,663
License fees	5,073	1,491
Total operating expenses	25,685,620	1,607,529	901,235
Operating loss	(2,570,151)	(1,665,705)	(901,235)
Other (expense) income:
Finance income	90	10,188	401
Finance expense	(10,509)	(645,162)	(493,807)
Foreign exchange loss, net	(231,391)
Other income	54	108
Total other (expense) income:	(1,297,469)	(634,866)	(493,406)
Net loss	(8,131,197)	(2,300,571)	(1,394,641)
Other comprehensive income
Translation adjustment	110,042	150,626	(42,566)
Comprehensive loss	$ (8,021,155)	$ (2,149,945)	$ (1,437,207)
Earnings per share
Loss per share - basic	$ (0.50)	$ (0.18)	$ (0.11)
Loss per share - diluted	$ (0.50)	$ (0.18)	$ (0.11)
Weighted average common shares outstanding - basic	16,223,996	13,129,212	13,129,212
Weighted average common shares outstanding - diluted	16,223,996	13,129,212	13,129,212
2021 Audit
Consolidated Interim Statements of Loss and Comprehensive Loss
Gross Profit (Loss)	$ (714,726)
Operating expenses
Depreciation and amortization	309,022
Consulting and professional fees	1,855,419
Personnel expenses	2,379,649
General and administrative expenses	1,504,172
Total operating expenses	6,119,002
Operating loss	(6,833,728)
Other (expense) income:
Finance income	26,749
Finance expense	$ (1,092,881)